Cost of revenue	12 Months Ended
Dec. 31, 2021
Cost of revenue
Cost of revenue
23.	Cost of revenue

Cost of revenue for the years ended December 31 was as follows:

	2019	2020	2021
Transaction costs	12,633	14,777	15,892
Interest expense	47	288	505
Other expenses	1,395	1,429	1,625
Total cost of revenue	14,075	16,494	18,022